Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2030 Portfolio℠
September 30, 2023
VIPIFF2030-NPRT3-1123
1.822894.118
Domestic Equity Funds - 30.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	394,923	17,597,763
VIP Equity-Income Portfolio Investor Class (a)	606,425	14,408,664
VIP Growth & Income Portfolio Investor Class (a)	764,558	19,702,648
VIP Growth Portfolio Investor Class (a)	343,222	28,981,647
VIP Mid Cap Portfolio Investor Class (a)	136,409	4,564,239
VIP Value Portfolio Investor Class (a)	565,202	10,207,546
VIP Value Strategies Portfolio Investor Class (a)	332,052	5,087,032
TOTAL DOMESTIC EQUITY FUNDS (Cost $67,855,328)		100,549,539

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	3,405,778	33,580,970
VIP Overseas Portfolio Investor Class (a)	2,655,847	61,137,592
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $85,695,492)		94,718,562

Bond Funds - 40.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,983,321	26,700,724
Fidelity International Bond Index Fund (a)	1,066,180	9,467,678
Fidelity Long-Term Treasury Bond Index Fund (a)	2,060,205	18,768,469
VIP High Income Portfolio Investor Class (a)	1,200,290	5,449,314
VIP Investment Grade Bond II Portfolio Investor Class (a)	7,931,932	73,053,097
TOTAL BOND FUNDS (Cost $149,961,617)		133,439,282

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $666,232)	666,232	666,232

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $304,178,669)	329,373,615
NET OTHER ASSETS (LIABILITIES) - 0.0%	80
NET ASSETS - 100.0%	329,373,695

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	25,847,829	4,760,921	3,652,240	23,956	(136,133)	(119,653)	26,700,724
Fidelity International Bond Index Fund	9,549,419	1,373,868	1,529,656	117,068	(12,797)	86,844	9,467,678
Fidelity Long-Term Treasury Bond Index Fund	20,072,344	4,918,262	4,342,559	453,076	(766,059)	(1,113,519)	18,768,469
VIP Contrafund Portfolio Investor Class	18,169,362	965,018	4,834,932	181,109	45,111	3,253,204	17,597,763
VIP Emerging Markets Portfolio Investor Class	36,555,762	7,035,566	10,587,562	58,702	(783,826)	1,361,030	33,580,970
VIP Equity-Income Portfolio Investor Class	16,281,159	1,049,960	3,228,510	-	167,831	138,224	14,408,664
VIP Government Money Market Portfolio Investor Class 5.06%	2,406,213	3,819,078	5,559,059	102,220	-	-	666,232
VIP Growth & Income Portfolio Investor Class	21,068,144	1,419,829	4,492,390	78,452	572,421	1,134,644	19,702,648
VIP Growth Portfolio Investor Class	28,538,104	2,985,459	8,004,214	200,340	(100,566)	5,562,864	28,981,647
VIP High Income Portfolio Investor Class	5,653,892	467,410	877,398	3,942	(90,432)	295,842	5,449,314
VIP Investment Grade Bond II Portfolio Investor Class	70,286,958	14,017,366	10,467,156	31,039	(59,113)	(724,958)	73,053,097
VIP Mid Cap Portfolio Investor Class	5,080,854	311,325	1,020,625	12,092	33,589	159,096	4,564,239
VIP Overseas Portfolio Investor Class	63,799,594	5,064,658	12,272,428	-	(948,149)	5,493,917	61,137,592
VIP Value Portfolio Investor Class	11,746,451	498,318	3,011,027	-	627,589	346,215	10,207,546
VIP Value Strategies Portfolio Investor Class	5,818,724	351,441	1,552,140	14,201	331,266	137,741	5,087,032
	340,874,809	49,038,479	75,431,896	1,276,197	(1,119,268)	16,011,491	329,373,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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